INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 1,348,904	$ 1,348,904	$ 1,372,064
Increases based on tax positions during the current period	0	0	301,847
(Decreases) based on tax positions during the current period	0	0	(325,007)
Ending balance	$ 1,348,904	$ 1,348,904	$ 1,348,904